Deferred tax - United States of America (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	£ 1,008,000	£ 0
Loss for the year	118,728,000	49,231,000	£ 22,283,000
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset, not recognised	660,000	653,000
Loss for the year	3,144,000	2,456,000
United States of America | Short term temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, recognised	£ 1,008,000	£ 0